Cover	May 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Entity File Number	001-39627
Entity Registrant Name	Paya Holdings Inc.
Entity Central Index Key	0001819881
Entity Tax Identification Number	85-2199433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 Perimeter Center North
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	(800)
Local Phone Number	261-0240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PAYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false